Basis of Preparation (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 19,802,000	€ 700,000
Eli Lilly and Company
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 19,143,000